CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Restriction In Transfer Of Some Net Assets To Parent Company	109,651	109,651